UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER  PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   ------------------
Check here if Amendment ; Amendment Number:

This Amendment (Check only one.):  [ ]is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -------------------------
         London SW1A 1LD
         -----------------
         England
         ---------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim Van Tonder
          ------------------
Title:    Head of Compliance
          ------------------
Phone:    +44(20) 7659-4250
          ------------------

Signature, Place, and Date of Signing:

/s/Kim Van Tonder
-----------------
[Signature]

London, England
---------------
[City, State]

October 15, 2012
----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:

     None
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

     13
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:

$ 1,087,391 (thousands)
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                    VALUE                            PUT/  INVESTMENT
                                                   --------                          ----  ----------
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  OTHER MANAGERS
--------------------  --------------  -----------  --------  --------------  ------  ----  ----------  --------------
ADOBE SYSTEMS INC     COM             00724F 10 F   69,411        2,139,990  SH            SOLE
APACHE CORP           COM             037411 10 A   54,893          634,821  SH            SOLE
BUNGE LIMITED         COM             G16962 10 A   83,431        1,244,306  SH            SOLE
CLEARWIRE CORP        NEW CL A        18538Q 10 F    8,162        6,091,004  SH            SOLE
MOSAIC CO             COM             61945C 10 A   72,778        1,263,290  SH            SOLE
PATTERSON UTI ENERGY  COM             703481 10 F   58,434        3,693,650  SH            SOLE
PEPSICO INC           COM             713448 10 A  129,105        1,824,289  SH            SOLE
PFIZER INC            COM             717081 10 A  158,175        6,365,177  SH            SOLE
ST JOE CO             COM             790148 10 A   89,658        4,597,858  SH            SOLE
STANLEY BLACK&DECKR   COM             854502 10 A   38,775          508,520  SH            SOLE
TRANSOCEAN LTD        COM             H8817H 10 A  125,174        2,788,460  SH            SOLE
WALT DISNEY CO        COM             254687 10 A   93,763        1,793,480  SH            SOLE
YUM BRANDS INC        COM             988498 10 A  105,633        1,592,304  SH            SOLE


                              VOTING AUTHORITY
                      ------------------------------
NAME OF ISSUER              SOLE        SHARED  NONE
--------------------  ----------------  ------  ----
ADOBE SYSTEMS INC            2,139,990
APACHE CORP                    634,821
BUNGE LIMITED                1,244,306
CLEARWIRE CORP               6,091,004
MOSAIC CO                    1,263,290
PATTERSON UTI ENERGY         3,693,650
PEPSICO INC                  1,824,289
PFIZER INC                   6,365,177
ST JOE CO                    4,597,858
STANLEY BLACK&DECKR            508,520
TRANSOCEAN LTD               2,788,460
WALT DISNEY CO               1,793,480
YUM BRANDS INC               1,592,304